Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Leases of assets	$ 5,000
Customers trade receivable percentage	50.00%
Net interest expense	$ 67	$ 60	$ 47
Remeasurements	195	47	122
Costs of defined benefit plans	25,051	27,421	23,688
Administrative expenses of defined benefit plans	$ 62,200	$ 48,913	$ 52,956
Interest joint venture	50.00%
Voting rights, percentage	50.00%